J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

270 Park Avenue

New York, NY 10017

December 26, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Investment Trust (the “Trust”)
on behalf of the JPMorgan Growth Advantage Fund (the “Fund”)
File Nos. 33-9421 and 811-5526

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from the versions contained in the Post-Effective Amendment No. 68 (Amendment No. 72 under the 1940 Act) filed electronically on December 23, 2013.

If you have any questions, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary